Financial instruments and risk management - Summary of Impact of Additional Weakening or Strengthening of Sterling Against U.S. Dollar (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	£ (39,410)	£ (32,547)	£ (19,582)
Total equity	8,526	9,059	20,909	£ 35,055
Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(39,410)	(32,547)	(19,582)
U.S. dollar denominated net financial assets	10,372	27,304	1,597
Total equity	8,526	9,059	20,909
If Sterling Rose 20% | Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(37,225)	(31,283)	(19,337)
U.S. dollar denominated net financial assets	8,643	22,753	1,330
Total equity	6,797	4,508	20,643
If Sterling Fell 20% | Currency Risk | U.S. Dollar
Disclosure Of Detailed Information About Hedged Items [Line Items]
Loss for the year after taxation	(42,688)	(34,442)	(19,950)
U.S. dollar denominated net financial assets	12,965	34,130	1,996
Total equity	£ 11,119	£ 15,885	£ 21,308